Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR(4)	Peer Group TSR(5)	Net Income (Loss)(6)	Annual Contract Value (ACV) Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,448,708	$(8,421,292)	$6,085,252	$926,336	$30.70	$63.98	$(345,582,000)	16%
2021	$7,517,898	$3,999,210	$2,050,969	$977,576	$83.98	$115.29	$(63,040,000)	21%
2020	$5,903,647	$17,617,005	$3,670,931	$8,544,796	$167.49	$151.90	$(61,373,000)	19%

Company Selected Measure Name		Annual Contract Value (ACV)
Named Executive Officers, Footnote [Text Block]		The dollar amounts in column (b) are the amounts of total compensation reported for Mr. Trefler (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Trefler, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Trefler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Kenneth Stillwell, Rifat Kerim Akgonul, John Gerard Higgins, and Leon Trefler; (ii) for 2021, Kenneth Stillwell, Rifat Kerim Akgonul, Michael Pyle, Hayden Stafford, and Leon Trefler; and (iii) for 2020, Kenneth Stillwell, Douglas Kra, Hayden Stafford, and Leon Trefler. Refer to “Executive Compensation – Summary Compensation Table.”
Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Standard & Poor’s North American Technology Sector – Software IndexTM.
PEO Total Compensation Amount		$ 7,448,708	$ 7,517,898	$ 5,903,647
PEO Actually Paid Compensation Amount		$ (8,421,292)	3,999,210	17,617,005
Adjustment To PEO Compensation, Footnote [Text Block]
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO

		(a)	(b)
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
2020	$5,903,647	$(5,000,079)	$16,713,437	$17,617,005

Average for Non-PEO NEOs
Year	Average SCT Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

		(a)	(b)
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576
2020	$3,670,931	$(2,836,839)	$7,710,704	$8,544,796
(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which the PEO or Non-PEO NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. In calculating the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year for each year presented, the assumptions and calculations used did not materially differ from those set forth in "16. Stock-Based Compensation" in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 15, 2023 with the exception of the expected term assumptions for option awards that were out of the money as of each calculation date. The Company’s option awards have historically been granted at the money, thus the historical experience was not considered to be relevant to expectations for purposes of the above “compensation actually paid” calculations for option awards that were out of the money during 2022. For purposes of the above “compensation actually paid” calculations, the expected term for out of the money options was calculated based off the remaining time to vest plus one half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2020	2021	2022

Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$9,849,868	$5,970,863	$1,670,442
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$5,212,530	$(3,176,116)	$(8,254,132)
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$1,651,039	$478,013	$(2,787,252)
Total Adjustment	$16,713,437	$3,272,760	$(9,370,942)

Average for Non-PEO NEOs	2020	2021	2022

Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$4,535,557	$1,212,976	$3,242,092
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$2,100,482	$(1,003,521)	$(2,220,401)
Plus: Fair Value as of Vesting Date for Equity Awards Granted and Vested in the Covered Year	$121,799	-	-
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$952,866	$98,007	$(808,616)
Total Adjustment	$7,710,704	$307,462	$213,075

Non-PEO NEO Average Total Compensation Amount		$ 6,085,252	2,050,969	3,670,931
Non-PEO NEO Average Compensation Actually Paid Amount		$ 926,336	977,576	8,544,796
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO

		(a)	(b)
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
2020	$5,903,647	$(5,000,079)	$16,713,437	$17,617,005

Average for Non-PEO NEOs
Year	Average SCT Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

		(a)	(b)
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576
2020	$3,670,931	$(2,836,839)	$7,710,704	$8,544,796
(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which the PEO or Non-PEO NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. In calculating the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year for each year presented, the assumptions and calculations used did not materially differ from those set forth in "16. Stock-Based Compensation" in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 15, 2023 with the exception of the expected term assumptions for option awards that were out of the money as of each calculation date. The Company’s option awards have historically been granted at the money, thus the historical experience was not considered to be relevant to expectations for purposes of the above “compensation actually paid” calculations for option awards that were out of the money during 2022. For purposes of the above “compensation actually paid” calculations, the expected term for out of the money options was calculated based off the remaining time to vest plus one half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2020	2021	2022

Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$9,849,868	$5,970,863	$1,670,442
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$5,212,530	$(3,176,116)	$(8,254,132)
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$1,651,039	$478,013	$(2,787,252)
Total Adjustment	$16,713,437	$3,272,760	$(9,370,942)

Average for Non-PEO NEOs	2020	2021	2022

Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$4,535,557	$1,212,976	$3,242,092
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$2,100,482	$(1,003,521)	$(2,220,401)
Plus: Fair Value as of Vesting Date for Equity Awards Granted and Vested in the Covered Year	$121,799	-	-
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$952,866	$98,007	$(808,616)
Total Adjustment	$7,710,704	$307,462	$213,075

Tabular List [Table Text Block]

ACV Growth
New bookings
Profitability

Total Shareholder Return Amount		$ 30.7	83.98	167.49
Peer Group Total Shareholder Return Amount		63.98	115.29	151.9
Net Income (Loss)		$ 345,582,000	$ 63,040,000	$ 61,373,000
Company Selected Measure Amount		0.16	0.21	0.19
PEO Name		Mr. Trefler
Additional 402(v) Disclosure [Text Block]		As described in greater detail in the “Compensation Discussion and Analysis”section, our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosures with respect to our chief executive officer, also referred to as our principal executive officer (PEO), and our other named executive officers (NEOs), as contemplated by Item 402(v) of Regulation S-K.Company TSR is calculated to show the cumulative shareholder return on our common stock during the covered period, including reinvestment of dividends.The dollar amounts reported represent the amount of net (loss) reflected in our audited financial statements for the applicable year.We chose ACV growth as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric used in our Executive Incentive Plan. CAP to Mr. Trefler, CAP to our Non-PEO NEOs, and Pega’s cumulative total shareholder return (“TSR”), and net income were all lower in 2022 and 2021, relative to 2020. The decrease in PEO and Non-PEO NEOs CAP was largely the result of the decrease in Pega’s share price over that same time period as equity is a large component of compensation for our PEO and to a lesser extent our Non-PEO NEOs. Pega’s TSR reflected both the direction in TSR for our peer group and Company-specific factors as discussed in the ‘2022 Financial Highlights’ section. Net Income decreased in 2022 in part due to the recognition of a full valuation allowance of $188.3 million on our U.S. and U.K. deferred tax assets as well as a charge of $21.7 million in the fourth quarter of 2022 related principally to cash severance and related benefit costs for terminated employees. ACV Growth had an inverse relationship to the compensation of our PEO and Non-PEO NEOs CAP, except in 2022; again, largely the result of the decrease in Pega’s share price over that same time period. Unique to 2022, Non-PEO NEO’s received extraordinary stock option awards granted in 2022, discussed in the ‘Compensation Discussion and Analysis’ section, which impacted their CAP relative to the PEO. The information contained above under the heading “Pay Versus Performance” shall not be incorporated by reference into any future filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent that we specifically incorporate it by reference in any such filing.
Deferred Tax Assets, Valuation Allowance, Amount Recognized During Period		$ 188,300,000
Severance Charges And Related Benefit Cost	$ 21,700,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		ACV Growth
Non-GAAP Measure Description [Text Block]		Annual Contract Value (ACV) growth is the percentage increase in ACV on a constant currency basis compared to the prior year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		New bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Profitability
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,499,058)	$ (6,791,448)	$ (5,000,079)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,370,942)	3,272,760	16,713,437
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,670,442	5,970,863	9,849,868
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(8,254,132)	(3,176,116)	5,212,530
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(2,787,252)	478,013	1,651,039
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,371,991)	(1,380,855)	(2,836,839)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		213,075	307,462	7,710,704
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		3,242,092	1,212,976	4,535,557
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(2,220,401)	(1,003,521)	2,100,482
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(808,616)	98,007	952,866
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0	$ 121,799